Bank Loans	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Bank Loans
10.	Bank Loans

Summarized below are bank loans as of December 31, 2018 and 2017:

	December 31,
	2018	2017
Industrial and Commercial Bank of China (a)	$—	$3,074
Bank of Beijing (b)	—	3,689
Bank of Beijing (c)	2,594	—
Bank of China (d)	727	—
China Merchants Bank (e)	—	3,074
China Construction Bank (f)	—	2,982
China Construction Bank (g)	—	722
Citi Bank (h)	—	4,611
Bank loans due within one year	3,321	18,152
Bank of Beijing (c)	3,890	6,851
China Construction Bank (i)	—	7,998
Long-term bank loans	3,890	14,849
Total bank loans	$7,211	$33,001

(a) On February 27, 2017, Sinovac Beijing entered into a bank loan with Industrial and Commercial Bank of China in the aggregate principal amount of $3,074 (RMB 20 million) to finance its working capital requirements. The loan bears interest at the prime rate of a one year term loan published by the People’s Bank of China, at 4.35%. Interest is payable quarterly and the loan was repaid on February 27, 2018.

(b) On September 18, 2015, Sinovac Beijing entered into a maximum credit facility of $7,202 (RMB 50 million) with Bank of Beijing to finance its working capital requirements.  $753 (RMB 4.9 million) was drawn on August 29, 2017 and was repaid on August 29, 2018. $784 (RMB 5.1 million) was drawn on September 6, 2017 and was repaid on August 29, 2018. These two tranches bore interest at 4.57% and was payable quarterly. $1,537 (RMB 10 million) was drawn on October 13, 2017, and was repaid on October 12, 2018. $615 (RMB 4 million) was drawn on November 9, 2017 and was repaid on October 12, 2018. These two tranches bear interest at 5.00% and was payable quarterly.

(c) On May 20, 2015, Sinovac Beijing entered into a bank loan with Bank of Beijing in the aggregate principal amount of $6,981 (RMB 48 million) with a term from July 2015 to May 2020 for construction of the pneumococcal polysaccharide vaccine facilities. The loan’s interest rate is based on the prime rate of a five-year term loan published by the People’s Bank of China at the time withdraws are made. Interest is payable quarterly and the loan is repayable based on the payment schedule and shall be fully repaid before May 20, 2020. $713 (RMB 4.9 million) was drawn in 2015 with an annual interest rate of 5.25%, and $5,771 (RMB 39.7 million) was drawn in 2016 with an annual interest rate of 4.75%. Prepaid land lease payments and buildings of Sinovac Beijing with a net book value of $2,019 (RMB 13.9 million) were pledged as collateral as of December 31, 2018.

(d) On August 14, 2018, Sinovac Dalian entered into a bank loan with Bank of China in the aggregate principal amount of $727 (RMB 5 million) to finance its working capital requirements. The loan bears interest at 157 basis points above the prime rate of a one-year term loan published by the People’s Bank of China, at 5.88%. Interest is payable monthly and the loan is payable on August 16, 2019. Buildings of Sinovac Dalian with a net book value of $514 (RMB 3.5 million) were pledged as collateral.

(e) On February 23, 2017, Sinovac Beijing entered into a one-year term bank loan with China Merchants Bank in the aggregate principal amount of $3,074 (RMB 20 million) to finance its working capital requirements, bearing interest at 4.57% per year. Interest was payable quarterly and the loan was repaid on February 22, 2018.

(f) On May 6, 2015, Sinovac Beijing entered into a maximum credit facility of $17,284 (RMB 120 million), which was increased to $30,739 (RMB 200 million) in 2017, with China Construction Bank to finance its working capital requirements.

On September 5, 2017, Sinovac Beijing entered into a bank loan with China Construction Bank in the aggregate principal amount of $2,982 (RMB 19.4 million) to finance its working capital requirements, bearing interest at 4.57%. Interest was payable monthly and the loan was repaid on May 23, 2018.

Prepaid land lease payment and buildings of the Changping facilities of Sinovac Beijing with a net book value of $12,978 (RMB 89.2 million) were pledged as collateral against the loan as of December 31, 2018.

(g) On March 27, 2017, Sinovac R&D entered into a bank loan with China Construction Bank in the aggregate principal amount of $722 (RMB 4.7 million) to finance its working capital requirements, bearing an interest at 4.43%. Interest was payable monthly and the loan was repaid on March 26, 2018.

(h) On May 9, 2016, Sinovac Beijing entered into a revolving bank loan with Citi Bank with the aggregate principal limit of $4,611 (RMB 30 million), which was increased to $5,090 (RMB 35 million) in 2018, to finance its working capital requirements. The revolving loan bears interest at the prime rate of a one-year term loan published by the People’s Bank of China, with a weighted average rate at 4.64% and interest is payable quarterly. Each withdraw from the revolving loan has a maximum term of 12 months.   The outstanding balance of $4,611 (RMB 30.0 million) as of December 31, 2017 was fully repaid in 2018.

(i) On May 6, 2015, Sinovac Beijing entered into a maximum credit facility of $10,758 (RMB 70 million) with China Construction Bank to finance construction of the Sabin inactivated polio vaccine facilities. On October 14, 2016, Sinovac Beijing entered into a bank loan with China Construction Bank in the aggregate principal amount of $7,684 (RMB 50 million) with a term from October 2016 to October 2021. The loan bore interest at 5% below the prime rate of a five-year term loan published by the People’s Bank of China, adjusted every 12 months, currently at 4.51%. Interest was payable quarterly and the loan was repayable based on the payment schedule and shall be fully repaid before October 13, 2021. $3,230 (RMB 21.0 million) was drawn in 2016 and $4,454 (RMB 29.0 million) was drawn in 2017. On August 17, 2017, Sinovac Beijing entered into a bank loan with China Construction Bank in the aggregate principal amount of $3,074 (RMB 20 million) with a term from August 2017 to October 2021. The loan bore interest at prime rate of a five-year term loan published by the People’s Bank of China, adjusted every 12 months, currently at 4.75%. Interest is payable quarterly and the loan was repayable based on the payment schedule and shall be fully repaid before October 21, 2021. $314 (RMB 2.0 million) was drawn in 2017. On April 27, 2018 and November 9, 2018, Sinovac Beijing repaid $297 (RMB 2.0 million) and $7,272 (RMB 50 million), respectively, where all outstanding balance as of December 31, 2017 was fully repaid by then. Prepaid land lease payment and buildings of the Changping facilities of Sinovac Beijing with a net book value of $12,978 (RMB 89.2 million) were pledged as collateral against the loan as of December 31, 2018.

Aggregate maturities of loans for each of the next 5 years following December 31, 2018 are as follows:

Within 1 year	$3,321
In 2020	3,890
In 2021	—
In 2022	—
In 2023	—
Total	$7,211

The weighted average interest rate for all short-term and long-term bank loans was 4.91% in 2018 (2017 - 4.61%, 2016 – 4.73%). The weighted average interest rate for short-term loans was 5.04% in 2018 (2017 – 4.51%, 2016 – 4.73%). The Company incurred $1,470 in interest and financing expenses for the year ended December 31, 2018 (2017 - $2,171, 2016 - $1,841), of which $400 was capitalized in property, plant and equipment for the year ended December 31, 2018 (2017 - $302, 2016 - $75).